ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2024
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 16 -	ENTITY-WIDE DISCLOSURE

a.	Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2024	2023	2022
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$3,146	$3,527	$3,249
United States	29,678	23,937	15,616
Other	14,886	7,777	6,595
	$47,710	$35,241	$25,460

	Year ended December 31,
	2024	2023	2022
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$4,722	$4,170	$3,913
United States	74,648	58,062	40,954
Other	25,036	16,321	14,229
	$104,406	$78,553	$59,096

b.	Total long-lived assets - by geographical location were as follows:

	December 31,
	2024	2023	2022
Israel	$13,773	$11,569	$10,231
United States	34,822	35,002	41,270
Total	$48,595	$46,571	$51,501

c.	Major Customers

The Company has a single customer of MRO )services for Aviation Components and lease( which his annual sales in 2024 constitute 12.8% from the total group sales. The Company has a single customer which his annual sales in 2023 constitute 12.6% from the total group sales. The company has a single customer which his annual sales in 2022 constitutes 8.4% from the total group sales.